Disclosure of detailed information about property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Property, plant and equipment, Beginning Balance	$ 2,882
Property, plant and equipment, Ending Balance	2,155	$ 2,882
Cost [Member]
Statements [Line Items]
Property, plant and equipment, Beginning Balance	4,520	4,049
Additions other than through business combinations, property, plant and equipment	81	471
Disposals, property, plant and equipment	(3)
Property, plant and equipment, Ending Balance	4,598	4,520
Accumulated depreciation [Member]
Statements [Line Items]
Property, plant and equipment, Beginning Balance	1,638	789
Depreciation, property, plant and equipment	808	849
Disposals, property, plant and equipment	(3)
Property, plant and equipment, Ending Balance	2,443	1,638
Lab equipment [Member]
Statements [Line Items]
Property, plant and equipment, Beginning Balance	1,289
Property, plant and equipment, Ending Balance	1,052	1,289
Lab equipment [Member] | Cost [Member]
Statements [Line Items]
Property, plant and equipment, Beginning Balance	1,900	1,544
Additions other than through business combinations, property, plant and equipment	23	356
Disposals, property, plant and equipment	(3)
Property, plant and equipment, Ending Balance	1,920	1,900
Lab equipment [Member] | Accumulated depreciation [Member]
Statements [Line Items]
Property, plant and equipment, Beginning Balance	611	333
Depreciation, property, plant and equipment	260	278
Disposals, property, plant and equipment	(3)
Property, plant and equipment, Ending Balance	868	611
Computer equipment [Member]
Statements [Line Items]
Property, plant and equipment, Beginning Balance	128
Property, plant and equipment, Ending Balance	119	128
Computer equipment [Member] | Cost [Member]
Statements [Line Items]
Property, plant and equipment, Beginning Balance	286	245
Additions other than through business combinations, property, plant and equipment	43	41
Disposals, property, plant and equipment	0
Property, plant and equipment, Ending Balance	329	286
Computer equipment [Member] | Accumulated depreciation [Member]
Statements [Line Items]
Property, plant and equipment, Beginning Balance	158	97
Depreciation, property, plant and equipment	52	61
Disposals, property, plant and equipment	0
Property, plant and equipment, Ending Balance	210	158
Office equipment and leaseholds
Statements [Line Items]
Property, plant and equipment, Beginning Balance	1,465
Property, plant and equipment, Ending Balance	984	1,465
Office equipment and leaseholds | Cost [Member]
Statements [Line Items]
Property, plant and equipment, Beginning Balance	2,334	2,260
Additions other than through business combinations, property, plant and equipment	15	74
Disposals, property, plant and equipment	0
Property, plant and equipment, Ending Balance	2,349	2,334
Office equipment and leaseholds | Accumulated depreciation [Member]
Statements [Line Items]
Property, plant and equipment, Beginning Balance	869	359
Depreciation, property, plant and equipment	496	510
Disposals, property, plant and equipment	0
Property, plant and equipment, Ending Balance	$ 1,365	$ 869